Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Consumer Discretionary Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Consumer Discretionary Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,851
Fidelity Advisor Consumer Discretionary Fund - Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Consumer Discretionary Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738